Segment Reporting - Summary of Operating Results for Each of Reportable Operating Segments (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) segment	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	6		6
Total revenues	$ 548,059	$ 596,597	$ 2,366,942	$ 2,549,540	$ 642,500
Property operating expenses	270,742	284,959	1,150,656	1,046,313	62,537
Interest expense	134,889	138,699	552,838	536,256	125,249
Depreciation and amortization	111,352	114,760	443,302	508,514	82,828
Provision for loan loss	3,611	5,375	43,034	19,741	35,005
Impairment loss	25,622	153,398	587,275	420,316	11,310
Impairment loss	25,622	153,398	588,223	104,360	11,717
Gain on sale of real estate	29,453	16,151	159,598	112,758	70,728
Equity method earnings (losses)	34,063	30,082	(9,601)	283,283	99,348
Equity method earnings—carried interest	4,896	0	9,525	0	0
Income tax benefit (expense)	(1,198)	32,793	59,970	100,495	(4,196)
Income (loss) from continuing operations	(56,448)	(36,252)	(534,757)	(120,061)	293,702
Income (loss) from discontinued operations	26,293	9,094	39,582	55,448	(2,976)
Net income (loss)	(30,155)	(27,158)	(495,175)	(64,613)	290,726
Net income (loss) attributable to Colony Capital, Inc.	(74,976)	(41,327)	(519,607)	(197,891)	115,318
Operating segments | Healthcare
Segment Reporting Information [Line Items]
Total revenues	145,774	152,595	592,455	613,169	0
Property operating expenses	64,302	66,966	271,166	274,528	0
Interest expense	47,527	50,941	194,898	185,256	0
Depreciation and amortization	40,131	41,127	164,389	183,897	0
Provision for loan loss	0	0	213	1,588	0
Impairment loss		3,780	217,524	14,375	0
Impairment loss	0
Gain on sale of real estate	0	0	0	0	0
Equity method earnings (losses)	0	0	0	0	0
Equity method earnings—carried interest	0	0	0
Income tax benefit (expense)	1,874	(998)	(4,991)	(5,639)	0
Income (loss) from continuing operations	(7,206)	(12,534)	(283,516)	(64,767)	0
Income (loss) from discontinued operations	0	0	0	0	0
Net income (loss)	(7,206)	(12,534)	(283,516)	(64,767)	0
Net income (loss) attributable to Colony Capital, Inc.	(7,462)	(10,360)	(199,277)	(51,428)	0
Operating segments | Industrial
Segment Reporting Information [Line Items]
Total revenues	0	0	0	0	0
Property operating expenses	0	0	0	0	0
Interest expense	0	0	0	0	0
Depreciation and amortization	0	0	0	0	0
Provision for loan loss	0	0	0	0	0
Impairment loss		0	0	0	0
Impairment loss	0
Gain on sale of real estate	0	0	0	0	0
Equity method earnings (losses)	0	0	0	0	0
Equity method earnings—carried interest	0	0	0
Income tax benefit (expense)	0	0	0	0	0
Income (loss) from continuing operations	0	0	0	0	0
Income (loss) from discontinued operations	24,154	6,321	26,749	37,497	(3,003)
Net income (loss)	24,154	6,321	26,749	37,497	(3,003)
Net income (loss) attributable to Colony Capital, Inc.	6,428	1,278	4,246	12,537	(911)
Operating segments | Hospitality
Segment Reporting Information [Line Items]
Total revenues	196,615	195,782	849,513	815,831	0
Property operating expenses	136,345	136,095	563,453	537,884	0
Interest expense	42,065	34,361	153,395	134,729	0
Depreciation and amortization	36,248	35,457	144,528	133,269	0
Provision for loan loss	0	0	0	0	0
Impairment loss		0	72,469	0	0
Impairment loss	3,850
Gain on sale of real estate	139	0	0	0	0
Equity method earnings (losses)	0	0	0	0	0
Equity method earnings—carried interest	0	0	0
Income tax benefit (expense)	(836)	1,481	9,875	(2,779)	0
Income (loss) from continuing operations	(26,077)	(11,886)	(90,581)	(9,863)	0
Income (loss) from discontinued operations	0	0	0	0	0
Net income (loss)	(26,077)	(11,886)	(90,581)	(9,863)	0
Net income (loss) attributable to Colony Capital, Inc.	(22,981)	(10,050)	(82,798)	(9,199)	0
Operating segments | CLNC
Segment Reporting Information [Line Items]
Total revenues	0	0	0	0	0
Property operating expenses	0	0	0	0	0
Interest expense	0	0	0	0	0
Depreciation and amortization	0	0	0	0	0
Provision for loan loss	0	0	0	0	0
Impairment loss		0	0	0	0
Impairment loss	0
Gain on sale of real estate	0	0	0	0	0
Equity method earnings (losses)	5,513	(3,654)	(65,366)	0	0
Equity method earnings—carried interest	0	0	0
Income tax benefit (expense)	0	0	0	0	0
Income (loss) from continuing operations	5,513	(3,654)	(65,366)	0	0
Income (loss) from discontinued operations	0	0	0	0	0
Net income (loss)	5,513	(3,654)	(65,366)	0	0
Net income (loss) attributable to Colony Capital, Inc.	5,178	(3,446)	(61,457)	0	0
Operating segments | Other Equity and Debt
Segment Reporting Information [Line Items]
Total revenues	162,688	205,154	739,167	873,046	569,780
Property operating expenses	70,095	81,898	316,037	233,901	62,537
Interest expense	31,853	40,280	150,032	161,993	80,503
Depreciation and amortization	24,783	28,969	99,525	128,942	63,480
Provision for loan loss	3,611	5,375	42,821	18,153	35,005
Impairment loss		9,189	79,432	30,867	10,990
Impairment loss	21,772
Gain on sale of real estate	29,314	16,151	159,598	112,758	70,728
Equity method earnings (losses)	24,608	27,217	99,400	265,079	97,188
Equity method earnings—carried interest	0	0	0
Income tax benefit (expense)	(2,074)	(4,539)	(4,298)	(3,950)	(10,143)
Income (loss) from continuing operations	59,563	68,431	268,870	567,752	431,903
Income (loss) from discontinued operations	0	117	(102)	995	0
Net income (loss)	59,563	68,548	268,768	568,747	431,903
Net income (loss) attributable to Colony Capital, Inc.	23,922	49,109	143,065	426,052	226,202
Operating segments | Investment Management
Segment Reporting Information [Line Items]
Total revenues	40,005	41,207	176,568	240,632	68,331
Property operating expenses	0	0	0	0	0
Interest expense	0	0	0	0	0
Depreciation and amortization	8,669	7,676	28,653	56,616	14,767
Provision for loan loss	0	0	0	0	0
Impairment loss		140,429	217,850	375,074	320
Impairment loss	0
Gain on sale of real estate	0	0	0	0	0
Equity method earnings (losses)	3,942	6,519	(43,635)	18,204	2,160
Equity method earnings—carried interest	4,896	0	9,525
Income tax benefit (expense)	94	36,785	59,179	111,049	6,608
Income (loss) from continuing operations	20,638	(88,139)	(141,190)	(174,564)	21,202
Income (loss) from discontinued operations	2,139	2,656	12,935	4,396	27
Net income (loss)	22,777	(85,483)	(128,255)	(170,168)	21,229
Net income (loss) attributable to Colony Capital, Inc.	20,548	(80,520)	(120,286)	(182,038)	17,903
Amounts not allocated to segments
Segment Reporting Information [Line Items]
Total revenues	2,977	1,859	9,239	6,862	4,389
Property operating expenses	0	0	0	0	0
Interest expense	13,444	13,117	54,513	54,278	44,746
Depreciation and amortization	1,521	1,531	6,207	5,790	4,581
Provision for loan loss	0	0	0	0	0
Impairment loss		0	0	0	0
Impairment loss	0
Gain on sale of real estate	0	0	0	0	0
Equity method earnings (losses)	0	0	0	0	0
Equity method earnings—carried interest	0	0	0
Income tax benefit (expense)	(256)	64	205	1,814	(661)
Income (loss) from continuing operations	(108,879)	11,530	(222,974)	(438,619)	(159,403)
Income (loss) from discontinued operations	0	0	0	12,560	0
Net income (loss)	(108,879)	11,530	(222,974)	(426,059)	(159,403)
Net income (loss) attributable to Colony Capital, Inc.	$ (100,609)	$ 12,662	$ (203,100)	$ (393,815)	$ (127,876)